Debt (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Dec. 08, 2021	Dec. 31, 2021	Mar. 31, 2022
Line of Credit Facility [Line Items]
Debt Instrument Face Amount		$ 5,000	$ 100
Term loan maturity date	Dec. 08, 2028
Term loan interest rate terms	Borrowings under the Term Loan bear interest at a fixed rate equal to 4.20% per annum until December 2026, and from December 2026 until December 2028 at a fixed rate per annum equal to 4.20% subject to adjustment if the index rate as defined in the Credit Agreement is greater than 4.20%.
Term loan fixed interest rate	4.20%
Interest rate		4.20%
Term Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 5,000
Term loan interest rate terms	Borrowings under the Term Loan bear interest at a fixed rate equal to 4.20% per annum until December 7, 2026, and from December 8, 2026 until December 8, 2028 at a fixed rate per annum equal to 4.20% subject to adjustment if the index rate as defined in the Credit Agreement is greater than 4.20%
Term loan fixed interest rate	4.20%
Term loan monthly installments	$ 40,000
AB SEB Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 400
Capital expenditure percentage	70.00%
Debt Instrument interest rate	3.00%
Debt instrument maturity date	Dec. 06, 2025
Line of credit facility average outstanding amount		$ 49,000